INTERIM CONDENSED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Common Stock	Additional Paid-In Capital	Subscriptions Receivable	Accumulated Deficit	Total
Beginning balance, shares at Sep. 05, 2019	0
Beginning balance, amount at Sep. 05, 2019	$ 0	$ 0	$ 0	$ 0	$ 0
Shares issued, shares	9,290,380
Shares issued, amount	$ 9,290	23,229			32,519
Shares issued as transaction costs for debt, amount					0
Equity portion of convertible debt					0
Warrants issued with convertible debts					0
Net loss for the period				(37,086)	(37,086)
Ending balance, shares at Mar. 31, 2020	9,290,380
Ending balance, amount at Mar. 31, 2020	$ 9,290	23,229	0	(37,086)	4,567
Beginning balance, shares at Sep. 05, 2019	0
Beginning balance, amount at Sep. 05, 2019	$ 0	0	0	0	0
Shares issued to founders for services, shares	8,000,000
Shares issued to founders for services, amount	$ 8,000				8,000
Shares issued, shares	3,406,236
Shares issued, amount	$ 3,406	166,906	(24,500)		145,812
Shares issued for services, shares	1,000,000
Shares issued for services, amount	$ 1,000	9,000			10,000
Shares issued as transaction costs for debt, amount					0
Equity portion of convertible debt					0
Warrants issued with convertible debts					0
Net loss for the period				(77,202)	(77,202)
Ending balance, shares at Jun. 30, 2020	12,406,236
Ending balance, amount at Jun. 30, 2020	$ 12,406	175,906	(24,500)	(77,202)	86,610
Private placement, shares	696,000
Private placement, amount	$ 696	73,304	16,500		90,500
Shares issued for services, shares	100,000
Shares issued for services, amount	$ 100	24,900			25,000
Shares issued as transaction costs for debt, shares	198,000
Shares issued as transaction costs for debt, amount	$ 198	32,802			33,000
Equity portion of convertible debt		124,453			124,453
Warrants issued with convertible debts		88,818			88,818
Net loss for the period				(396,276)	(396,276)
Ending balance, shares at Mar. 31, 2021	13,400,236
Ending balance, amount at Mar. 31, 2021	$ 13,400	$ 520,183	$ (8,000)	$ (473,478)	$ 52,105